Consolidated Statements of Comprehensive Earnings - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Net earnings	$ 76,673	$ 54,243
Foreign currency translation gain	1,916	465
Comprehensive earnings	78,589	54,708
Less: Comprehensive earnings attributable to non-controlling shareholders	23,595	20,646
Comprehensive earnings attributable to Company	$ 54,994	$ 34,062